Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000007298
Account Value [Line Items]
Line Graph and Table Measure Name													Series M
Accumulated Value	$ 10,000	$ 10,133	$ 10,149	$ 10,189	$ 10,267	$ 10,281	$ 10,466	$ 10,461	$ 10,481	$ 10,449	$ 10,343	$ 9,946		$ 10,068	$ 10,108	$ 10,171	$ 10,201	$ 10,277	$ 10,437	$ 10,394	$ 10,470	$ 10,548	$ 10,504	$ 10,507	$ 10,426	$ 10,523	$ 10,395	$ 10,351	$ 10,363	$ 10,338	$ 10,443	$ 10,453	$ 10,483	$ 10,504	$ 10,441	$ 10,386	$ 10,513	$ 10,641	$ 10,749	$ 10,820	$ 10,981	$ 11,023	$ 11,182	$ 11,225	$ 11,326	$ 11,505	$ 11,401	$ 11,404	$ 11,417	$ 11,456	$ 11,686	$ 11,848	$ 11,475	$ 11,317	$ 11,748	$ 11,790	$ 11,983	$ 11,904	$ 11,905	$ 11,875	$ 12,058	$ 12,110	$ 12,159	$ 11,950	$ 12,009	$ 12,107	$ 12,143	$ 12,180	$ 12,268	$ 12,231	$ 12,131	$ 12,115	$ 12,212	$ 12,226	$ 11,906	$ 11,867	$ 11,527	$ 11,267	$ 11,442	$ 11,309	$ 11,570	$ 11,355	$ 11,053	$ 11,020	$ 11,369	$ 11,400	$ 11,667	$ 11,431	$ 11,669	$ 11,644	$ 11,550	$ 11,627	$ 11,652	$ 11,536	$ 11,332	$ 11,274	$ 11,735	$ 11,970	$ 11,951	$ 11,954	$ 11,939	$ 11,845	$ 11,821	$ 11,971	$ 12,056	$ 12,120	$ 12,205	$ 12,058	$ 12,223	$ 12,118	$ 12,148	$ 12,231	$ 12,083	$ 12,048	$ 12,050	$ 12,116	$ 12,121	$ 12,197	$ 12,342	$ 12,429	$ 12,460	$ 12,490
UBS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,119	10,135	10,167	10,242	10,270	10,433	10,440	10,454	10,401	10,292	9,908		10,025	10,091	10,161	10,183	10,257	10,420	10,382	10,466	10,546	10,492	10,518	10,462	10,571	10,447	10,415	10,454	10,416	10,536	10,545	10,570	10,597	10,529	10,464	10,580	10,707	10,787	10,845	11,017	11,058	11,211	11,252	11,343	11,521	11,429	11,450	11,478	11,513	11,720	11,871	11,441	11,297	11,656	11,752	11,950	11,894	11,897	11,861	12,040	12,113	12,191	11,997	12,071	12,172	12,208	12,242	12,344	12,298	12,209	12,174	12,277	12,297	11,961	11,918	11,531	11,212	11,379	11,193	11,488	11,237	10,805	10,715	11,217	11,249	11,572	11,310	11,561	11,535	11,435	11,549	11,595	11,428	11,093	10,999	11,697	11,969	11,908	11,923	11,923	11,775	11,740	11,920	12,029	12,124	12,244	12,065	12,274	12,095	12,156	12,276	12,068	11,971	11,978	12,053	12,029	12,133	12,414	12,568	12,597	12,608
UBS Index: Bloomberg Municipal Managed Money Intermediate (1-17) Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Managed Money Intermediate (1-17) Index
Accumulated Value	$ 10,000	$ 10,148	$ 10,160	$ 10,173	$ 10,250	$ 10,248	$ 10,406	$ 10,415	$ 10,414	$ 10,370	$ 10,257	$ 9,841		$ 9,973	$ 10,041	$ 10,108	$ 10,130	$ 10,221	$ 10,389	$ 10,339	$ 10,422	$ 10,491	$ 10,423	$ 10,441	$ 10,347	$ 10,460	$ 10,323	$ 10,282	$ 10,315	$ 10,280	$ 10,390	$ 10,400	$ 10,429	$ 10,448	$ 10,377	$ 10,319	$ 10,449	$ 10,587	$ 10,692	$ 10,750	$ 10,896	$ 10,919	$ 11,067	$ 11,109	$ 11,211	$ 11,367	$ 11,254	$ 11,277	$ 11,301	$ 11,339	$ 11,549	$ 11,673	$ 11,370	$ 11,290	$ 11,696	$ 11,713	$ 11,893	$ 11,818	$ 11,826	$ 11,781	$ 11,945	$ 11,986	$ 12,026	$ 11,808	$ 11,871	$ 11,962	$ 11,978	$ 11,991	$ 12,100	$ 12,060	$ 11,958	$ 11,919	$ 12,010	$ 12,032	$ 11,673	$ 11,641	$ 11,258	$ 10,957	$ 11,154	$ 11,020	$ 11,330	$ 11,086	$ 10,683	$ 10,644	$ 11,103	$ 11,163	$ 11,474	$ 11,198	$ 11,468	$ 11,420	$ 11,276	$ 11,372	$ 11,411	$ 11,242	$ 10,904	$ 10,846	$ 11,517	$ 11,798	$ 11,722	$ 11,724	$ 11,704	$ 11,535	$ 11,429	$ 11,609	$ 11,719	$ 11,830	$ 11,942	$ 11,735	$ 11,918	$ 11,761	$ 11,837	$ 11,968	$ 11,748	$ 11,672	$ 11,739	$ 11,832	$ 11,850	$ 11,955	$ 12,165	$ 12,301	$ 12,333	$ 12,368